Stock-Based Compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) plan $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2015 CAD ($) $ / shares shares	Sep. 01, 2015	Apr. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan	2
Closing share price of common shares (in dollars per share) | $ / shares	$ 39.70	$ 39.70
Grant date total fair value of awards	$ 13,000,000	$ 0
Management Employee Share Ownership Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares			6.00%
Lowest percentage of participant's salary towards purchasing common shares			1.00%
Employer matching contribution, percent of match			50.00%
Maximum amount contributed by employer			$ 25,000
Society Employee Share Ownership Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares			4.00%
Lowest percentage of participant's salary towards purchasing common shares			1.00%
Employer matching contribution, percent of match			25.00%
Employee Share Ownership Plan (ESOP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contribution under the plan	$ 3,000,000	$ 2,000,000
PWU Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares					2.70%
Weighted-average exercise price, C (in dollars per share) | $ / shares	$ 20.50
Shares granted (in shares) | shares			3,979,062
PWU Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period (in years)	35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	3,981,763
Society Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares				2.00%
Weighted-average exercise price, C (in dollars per share) | $ / shares	$ 20.50
Shares granted (in shares) | shares			1,433,292
Society Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period (in years)	35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	1,434,686
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price, C (in dollars per share) | $ / shares	$ 0	$ 0	$ 20.50
Shares granted (in shares) | shares	1,753	388,445
Fair value of shares granted			$ 111,000,000
Vested and issued (in shares) | shares	(362,289)
Compensation expenses	$ 3,000,000	$ 4,000,000
Directors' Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU value equivalent to common shares (in shares) | shares	1
Directors' Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses	$ 1,000,000	1,000,000
Liability related to share based compensation	$ 4,000,000	4,000,000
Management Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU value equivalent to common shares (in shares) | shares	1
Management Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses	$ 1,000,000	1,000,000
Liability related to share based compensation	$ 5,000,000	4,000,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares issuable under the plan (in shares) | shares	11,900,000
Compensation expenses	$ 3,000,000	$ 0
Society RSU Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares	1.00%
Weighted-average exercise price, C (in dollars per share) | $ / shares	$ 30.80
Vesting period (in years)	2 years